BUSINESS OF THE CORPORATION	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement of IFRS Compliance [Abstract]
BUSINESS OF THE CORPORATION

1.	BUSINESS OF THE CORPORATION
Pengrowth Energy Corporation ("Pengrowth" or the "Corporation") is a Canadian resource company that is engaged in the production, development and exploration of oil and natural gas assets. The Consolidated Financial Statements include the accounts of the Corporation, and its subsidiary, collectively referred to as Pengrowth. All inter-entity transactions have been eliminated.
Future Operations
Through 2018, Pengrowth has had discussions with the lead banks in its syndicate regarding a new credit agreement that will permit Pengrowth to access the high yield debt market to refinance substantially all of its existing term notes as further described in Note 7. Pengrowth is also exploring alternative financing arrangements including third party debt providers to refinance its entire debt portfolio. These discussions, if successful, may result in an offer for replacement debt at a higher cost than the current outstanding debt.
Pengrowth engaged Perella Weinberg Partners LP and Tudor, Pickering, Holt & Co ("PWP/TPH") as advisers to assist in exploring financing alternatives. On March 5, 2019, the Board of Directors commenced a formal process with PWP/TPH to explore and develop strategic alternatives (the “Strategic Review”) with a view to strengthening the Corporation's balance sheet and maximizing enterprise value. The Strategic Review is intended to explore a comprehensive range of strategic and transaction alternatives, including a sale, merger or other business combination; a disposition of all or certain assets of the Corporation; recapitalization and refinancing opportunities; sourcing new financing and equity capital; and other alternatives to improve the Corporation's financial position and maximize value. In addition to Pengrowth’s long-life, low-decline assets, the Corporation also has potentially attractive tax attributes that complement its strong base operations. Pengrowth and its advisers expect to actively explore market interest in potential transactions and strategic initiatives with a range of interested parties and capital market participants. There can be no guarantees as to whether the Strategic Review will result in a transaction or the terms or timing of any resulting transaction. Various industry risk factors, including a prolonged or significant decrease in WTI or WCS pricing, could impact the outcome of the Strategic Review Process, Pengrowth’s cash flow, and its ability to address its upcoming debt maturities.
Furthermore, the Corporation is in discussions with the lending syndicate under its $330 million revolving credit facility (the "Credit Facility") on arrangements to extend the maturity date of the Credit Facility through September 30, 2019 to support the Strategic Review. The Corporation's objective is to finalize the extension agreement as soon as possible, and in advance of the current March 31, 2019 maturity date, however, there can be no assurance or guarantee that an extension will be obtained by the Corporation or on what terms.
Due to the rapid deterioration of commodity prices, uncertainty around improvements in global prices, and uncertainty around timing of refinancing of Pengrowth's debt portfolio, there remains a risk around Pengrowth's ability to stay in compliance with its debt covenants at the end of 2019.
As a result, there is significant uncertainty related to these events and conditions that raise substantial doubt about whether the Corporation will continue as a going concern, and therefore, whether it will realize its assets and settle its liabilities in the normal course of business and at the amounts stated in the financial statements. However, management believes that the Corporation will be successful in obtaining alternative debt financing and amending its financial covenants as outlined in Note 8 in a timely manner and, accordingly, has prepared the financial statements on a going concern basis.
Accordingly, no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or the amount and classification of liabilities that may be necessary should the consolidated entity not continue as a going concern. At this time, management believes that no asset is likely to be realized for an amount less than the amount at which it is recorded in financial statements as at December 31, 2018.
Pengrowth continues to generate sufficient cash flow to meet its obligations including interest payments, capital spending and abandonment and remediation expenses and plans to settle the October 2019 term notes with internally generated cash flow.